RELATED PARTY TRANSACTIONS - Summary of Balances Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 8,615	$ 3
Frontline
Related Party Transaction [Line Items]
Due from related parties	2,604	0
UFC
Related Party Transaction [Line Items]
Due from related parties	0	3
SwissMarine
Related Party Transaction [Line Items]
Due from related parties	281	0	$ 5,350
Seatankers
Related Party Transaction [Line Items]
Due from related parties	5,751	0
Credit loss allowance
Related Party Transaction [Line Items]
Due from related parties	$ 21